10. GE Royalty Obligation (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Notes to Financial Statements
GE Royalty Obligation	$ 11,924,870		$ 12,000,000
Royalty payable	$ (75,130)